STATEMENTS OF CONSOLIDATED CHANGES IN SHAREHOLDERS’ EQUITY - EUR (€)	Total	Share capital Ordinary shares	Premiums related to share capital	Accumulated other comprehensive income (loss)	Treasury shares	Reserve	Net loss for the period
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2018		19,633,373
Equity at beginning of period at Dec. 31, 2018	€ 14,243,000	€ 589,000	€ 122,799,000	€ 381,000	€ (124,000)	€ (79,057,000)	€ (30,345,000)
Net loss for the period	(50,915,000)						(50,915,000)
Currency translation adjustments	(36,000)			(36,000)
Actuarial gains and losses (IAS 19)	88,000			88,000
Total comprehensive loss	(50,863,000)			52,000			(50,915,000)
Allocation of prior period loss	0					(30,345,000)	30,345,000
Capital increase, net (in shares)		2,566,666
Capital increase, net	28,079,000	€ 77,000	28,002,000
BSPCE exercise (in shares)		215,000
BSPCE exercise	1,306,000	€ 6,000	1,300,000
Subscription of warrants	21,000		8,000			13,000
Share based payment	4,320,000					4,320,000
Treasury shares	(45,000)				(45,000)
U.S. Initial public offering costs offset	1,030,000		1,030,000
Number of shares outstanding at end of period (in shares) at Dec. 31, 2019		22,415,039
Equity at end of period at Dec. 31, 2019	(1,908,000)	€ 672,451.17	153,139,000	433,000	(169,000)	(105,070,000)	(50,915,000)
Net loss for the period	(33,590,000)						(33,590,000)
Currency translation adjustments	125,000			125,000
Actuarial gains and losses (IAS 19)	(4,000)			(4,000)
Total comprehensive loss	(33,469,000)			121,000			(33,590,000)
Allocation of prior period loss	0					(50,915,000)	50,915,000
Capital increase, net (in shares)		12,017,083
Capital increase, net	102,942,000	€ 361,000	102,591,000			(10,000)
Subscription of warrants	5,000		5,000
Share based payment	2,924,000					2,924,000
Treasury shares	(27,000)				€ (27,000)
U.S. Initial public offering costs offset	(10,700,000)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2020		34,432,122			12,970
Equity at end of period at Dec. 31, 2020	70,468,000	€ 1,032,963.66	255,735,000	555,000	€ (196,000)	(153,070,000)	(33,590,000)
Net loss for the period	(47,003,000)						(47,003,000)
Currency translation adjustments	(94,000)			(94,000)
Actuarial gains and losses (IAS 19)	182,000			182,000
Total comprehensive loss	(46,915,000)			88,000			(47,003,000)
Allocation of prior period loss	0					(33,590,000)	33,590,000
Capital increase, net (in shares)		393,750
Capital increase, net	0	€ 12,000				(12,000)
Subscription of warrants	43,000		32,000			11,000
Share based payment	3,201,000					3,201,000
Treasury shares	(6,000)				€ (6,000)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2021		34,825,872			15,456
Equity at end of period at Dec. 31, 2021	€ 26,790,000	€ 1,044,776.16	€ 255,767,000	€ 643,000	€ (202,000)	€ (183,460,000)	€ (47,003,000)